UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
August 31, 2018
MFS®  Government Markets Income Trust

Portfolio of Investments
8/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.6%
U.S. Bonds – 91.7%
Asset-Backed & Securitized – 2.5%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.499% (LIBOR-3mo. + 1.16%), 7/15/2026 (n)	$541,000	$ 540,719
Atrium CDO Corp., 2011-A, “A1R”, FLR, 3.487% (LIBOR-3mo. + 1.14%), 10/23/2025 (n)	548,000	547,958
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	327,000	323,522
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	292,470	288,568
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.739% (LIBOR-3mo. + 1.4%), 4/15/2028 (n)	429,010	425,101
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.842% (LIBOR-3mo. + 1.5%), 4/19/2030 (n)	452,738	449,875
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	59,686	58,904
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.539% (LIBOR-3mo. + 1.2%), 4/15/2028 (n)	383,677	381,783
TICP CLO Ltd., FLR, 3.199% (LIBOR-3mo. + 0.84%), 4/20/2028 (n)	538,454	535,251
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	279,000	274,568
		$ 3,826,249
Automotive – 0.2%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$241,000	$ 240,940
Building – 0.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$82,000	$ 83,226
Business Services – 0.4%
Cisco Systems, Inc., 2.6%, 2/28/2023	$299,000	$ 292,817
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	271,000	271,617
		$ 564,434
Cable TV – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$242,000	$ 247,135
Time Warner Cable, Inc., 8.25%, 4/01/2019	1,000,000	1,029,823
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	84,447
		$ 1,361,405
Chemicals – 0.2%
Sherwin Williams Co., 2.75%, 6/01/2022	$345,000	$ 335,876
Computer Software – 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$124,000	$ 122,057
Computer Software - Systems – 0.3%
Apple, Inc., 3.25%, 2/23/2026	$400,000	$ 393,639
Apple, Inc., 4.375%, 5/13/2045	121,000	126,613
		$ 520,252
Conglomerates – 0.4%
United Technologies Corp., 3.95%, 8/16/2025	$625,000	$ 628,224
Food & Beverages – 0.6%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$573,000	$ 566,445
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	167,000	165,766
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	219,000	222,421
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	38,994
		$ 993,626
Insurance – 0.1%
American International Group, Inc., 4.7%, 7/10/2035	$108,000	$ 107,464

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Insurance - Health – 0.5%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$672,000	$ 720,843
Insurance - Property & Casualty – 0.1%
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	$99,000	$ 101,511
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$625,000	$ 626,971
Major Banks – 0.7%
Bank of America Corp., 3.004%, 12/20/2023	$183,000	$ 178,236
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	446,000	445,840
JPMorgan Chase & Co., 2.295%, 8/15/2021	449,000	437,525
		$ 1,061,601
Medical & Health Technology & Services – 1.0%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$179,000	$ 177,323
CVS Health Corp., 4.3%, 3/25/2028	1,000,000	992,277
CVS Health Corp., 5.125%, 7/20/2045	270,000	276,221
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	104,597
		$ 1,550,418
Metals & Mining – 0.3%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	$500,000	$ 480,625
Midstream – 0.7%
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	$1,000,000	$ 1,049,300
Mortgage-Backed – 47.8%
Fannie Mae, 5.5%, 5/01/2019 - 3/01/2038	$2,645,726	$ 2,874,950
Fannie Mae, 6%, 7/01/2021 - 7/01/2037	816,789	899,858
Fannie Mae, 2.152%, 1/25/2023	401,000	386,272
Fannie Mae, 2.41%, 5/01/2023	124,768	121,576
Fannie Mae, 2.55%, 5/01/2023	107,300	105,181
Fannie Mae, 2.59%, 5/01/2023	68,024	66,790
Fannie Mae, 3.78%, 10/01/2023	62,483	63,833
Fannie Mae, 2.7%, 7/01/2025	200,000	194,040
Fannie Mae, 3.43%, 6/01/2026	193,512	194,767
Fannie Mae, 3.59%, 9/01/2026	71,603	72,822
Fannie Mae, 2.28%, 11/01/2026	74,639	70,111
Fannie Mae, 2.683%, 12/25/2026	729,000	688,524
Fannie Mae, 3.144%, 3/25/2028	363,000	352,580
Fannie Mae, 4.96%, 6/01/2030	120,271	130,821
Fannie Mae, 6.5%, 5/01/2031 - 2/01/2037	504,450	563,975
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	3,658,501	3,589,284
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	527,699	565,194
Fannie Mae, 4.5%, 1/01/2040 - 4/01/2044	4,804,814	5,025,562
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	10,399,322	10,658,460
Fannie Mae, 3.5%, 4/01/2043 - 4/01/2047	8,125,493	8,102,345
Fannie Mae, 2%, 5/25/2044	234,312	223,615
Freddie Mac, 2.303%, 9/25/2018	107,793	107,609
Freddie Mac, 2.323%, 10/25/2018	276,052	275,580
Freddie Mac, 2.13%, 1/25/2019	1,403,118	1,399,707
Freddie Mac, 5.085%, 3/25/2019	752,000	757,090
Freddie Mac, 2.456%, 8/25/2019	383,000	382,042
Freddie Mac, 4.186%, 8/25/2019	600,000	606,120
Freddie Mac, 3.808%, 8/25/2020	219,000	222,167
Freddie Mac, 3.034%, 10/25/2020	291,000	291,522

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2.856%, 1/25/2021	$400,000	$ 399,245
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	390,158	429,903
Freddie Mac, 2.791%, 1/25/2022	517,000	514,016
Freddie Mac, 2.455%, 3/25/2022	304,157	299,561
Freddie Mac, 2.716%, 6/25/2022	399,000	395,404
Freddie Mac, 2.355%, 7/25/2022	500,000	488,687
Freddie Mac, 2.51%, 11/25/2022	496,000	486,683
Freddie Mac, 3.32%, 2/25/2023	433,000	437,886
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	1,034,471	1,038,799
Freddie Mac, 3.06%, 7/25/2023	294,000	294,155
Freddie Mac, 2.454%, 8/25/2023	379,000	369,010
Freddie Mac, 3.458%, 8/25/2023	367,000	373,680
Freddie Mac, 1.018%, 4/25/2024 (i)	4,359,500	176,243
Freddie Mac, 0.747%, 7/25/2024 (i)	4,841,031	146,111
Freddie Mac, 3.064%, 8/25/2024	489,568	488,009
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	906,023	949,257
Freddie Mac, 2.67%, 12/25/2024	827,000	806,538
Freddie Mac, 2.811%, 1/25/2025	642,000	630,200
Freddie Mac, 3.329%, 5/25/2025	928,000	936,953
Freddie Mac, 3.01%, 7/25/2025	225,000	222,601
Freddie Mac, 2.745%, 1/25/2026	629,000	609,099
Freddie Mac, 2.673%, 3/25/2026	900,000	865,952
Freddie Mac, 3.224%, 3/25/2027	575,000	570,307
Freddie Mac, 3.243%, 4/25/2027	583,000	578,479
Freddie Mac, 3.117%, 6/25/2027	420,000	412,718
Freddie Mac, 0.714%, 7/25/2027 (i)	8,600,529	380,323
Freddie Mac, 3.194%, 7/25/2027	616,000	608,190
Freddie Mac, 0.568%, 8/25/2027 (i)	6,797,105	228,345
Freddie Mac, 3.187%, 9/25/2027	449,000	442,532
Freddie Mac, 3.286%, 11/25/2027	613,000	608,249
Freddie Mac, 3.444%, 12/25/2027	203,000	203,455
Freddie Mac, 0.427%, 1/25/2028 (i)	12,253,094	316,788
Freddie Mac, 0.435%, 1/25/2028 (i)	5,044,801	134,567
Freddie Mac, 0.27%, 2/25/2028 (i)	14,220,951	197,525
Freddie Mac, 0.263%, 4/25/2028 (i)	9,100,124	118,384
Freddie Mac, 3.85%, 5/25/2028	403,000	416,778
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	449,162	488,171
Freddie Mac, 6.5%, 5/01/2037	83,167	91,849
Freddie Mac, 5%, 4/01/2040 - 7/01/2041	1,708,471	1,826,083
Freddie Mac, 4%, 1/01/2041 - 4/01/2044	501,130	513,027
Freddie Mac, 3.5%, 5/01/2042 - 1/01/2047	7,388,986	7,383,354
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	4,230,148	4,116,606
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	897,383	976,431
Ginnie Mae, 4%, 8/15/2040 - 4/20/2041	146,255	150,934
Ginnie Mae, 4.5%, 9/20/2041	160,703	169,327
Ginnie Mae, 3.5%, 4/15/2042 - 7/20/2043	1,976,817	1,999,815
Ginnie Mae, 6.158%, 4/20/2058	11,858	12,484
Ginnie Mae, 0.658%, 2/16/2059 (i)	560,614	34,059
Ginnie Mae, TBA, 3%, 9/01/2048	1,100,000	1,076,023
		$ 74,405,192
Municipals – 1.9%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$1,182,000	$ 1,005,622
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	46,342
State of California (Build America Bonds), 7.6%, 11/01/2040	925,000	1,397,684

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Municipals – continued
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	$450,000	$ 553,064
		$ 3,002,712
Oils – 0.1%
Valero Energy Corp., 4.9%, 3/15/2045	$130,000	$ 134,412
Pharmaceuticals – 0.0%
Gilead Sciences, Inc., 4.5%, 2/01/2045	$82,000	$ 82,243
Restaurants – 0.6%
McDonald's Corp., 2.75%, 12/09/2020	$134,000	$ 133,273
Starbucks Corp., 3.8%, 8/15/2025	800,000	800,018
		$ 933,291
Supranational – 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$158,000	$ 189,240
Tobacco – 0.6%
Altria Group, Inc., 9.25%, 8/06/2019	$55,000	$ 58,188
Reynolds American, Inc., 8.125%, 6/23/2019	583,000	606,975
Reynolds American, Inc., 4%, 6/12/2022	79,000	79,991
Reynolds American, Inc., 4.45%, 6/12/2025	217,000	220,099
		$ 965,253
Transportation - Services – 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$34,000	$ 34,043
U.S. Government Agencies and Equivalents – 2.4%
AID-Tunisia, 2.452%, 7/24/2021	$235,000	$ 232,284
AID-Ukraine, 1.844%, 5/16/2019	444,000	441,698
AID-Ukraine, 1.847%, 5/29/2020	330,000	325,237
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	443,000	440,720
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	418,000	415,493
Private Export Funding Corp., 2.25%, 3/15/2020	86,000	85,388
Private Export Funding Corp., 2.3%, 9/15/2020	360,000	356,222
Small Business Administration, 6.35%, 4/01/2021	21,610	22,124
Small Business Administration, 6.34%, 5/01/2021	27,308	27,887
Small Business Administration, 6.44%, 6/01/2021	32,736	33,650
Small Business Administration, 6.625%, 7/01/2021	31,756	32,629
Small Business Administration, 5.52%, 6/01/2024	73,459	76,027
Small Business Administration, 2.21%, 2/01/2033	187,057	179,023
Small Business Administration, 2.22%, 3/01/2033	329,743	316,445
Small Business Administration, 3.15%, 7/01/2033	267,677	269,589
Small Business Administration, 3.62%, 9/01/2033	263,709	269,092
Tennessee Valley Authority, 1.75%, 10/15/2018	292,000	291,887
		$ 3,815,395
U.S. Treasury Obligations – 28.3%
U.S. Treasury Bonds, 5.25%, 2/15/2029	$48,000	$ 58,294
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	424,253
U.S. Treasury Bonds, 4.375%, 2/15/2038	3,442,000	4,179,072
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	5,097,100	6,321,997
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	463,146
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	1,658,650
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,017,000	3,643,858
U.S. Treasury Bonds, 2.875%, 11/15/2046	5,012,000	4,884,547
U.S. Treasury Notes, 2.75%, 2/15/2019	2,250,000	2,254,746

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.625%, 8/15/2020	$162,000	$ 161,981
U.S. Treasury Notes, 3.125%, 5/15/2021	5,026,000	5,082,739
U.S. Treasury Notes, 1.75%, 5/15/2022	2,208,000	2,132,790
U.S. Treasury Notes, 1.75%, 9/30/2022	6,200,000	5,966,531
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	576,639
U.S. Treasury Notes, 2.5%, 5/15/2024	2,752,000	2,712,440
U.S. Treasury Notes, 2%, 8/15/2025	98,000	92,989
U.S. Treasury Notes, 2%, 11/15/2026	3,706,000	3,480,600
		$ 44,095,272
Utilities - Electric Power – 0.4%
FirstEnergy Corp., 3.9%, 7/15/2027	$694,000	$ 682,139
Total U.S. Bonds		$142,714,214
Foreign Bonds – 5.9%
Australia – 0.0%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$16,000	$ 15,880
Brazil – 0.2%
Federative Republic of Brazil, 5.625%, 1/07/2041	$162,000	$ 139,889
Vale Overseas Ltd., 6.875%, 11/10/2039	165,000	191,812
		$ 331,701
Chile – 0.6%
Engie Energia Chile S.A., 5.625%, 1/15/2021	$566,000	$ 588,077
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	200,000	197,500
Transelec S.A., 4.25%, 1/14/2025	200,000	196,802
		$ 982,379
China – 0.6%
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)	$226,000	$ 231,189
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)	690,000	700,880
		$ 932,069
France – 0.3%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$395,000	$ 385,196
Italy – 0.2%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$366,000	$ 352,110
Japan – 0.4%
Sumitomo Mitsui Banking Corp., 2.45%, 1/16/2020	$686,000	$ 679,766
Kazakhstan – 0.1%
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)	$201,000	$ 216,397
Mexico – 1.3%
Comision Federal de Electricidad, 4.875%, 5/26/2021	$277,000	$ 282,540
Petroleos Mexicanos, 6%, 3/05/2020	129,000	133,354
Petroleos Mexicanos, 5.5%, 1/21/2021	130,000	133,640
Petroleos Mexicanos, 4.625%, 9/21/2023	53,000	52,088
Petroleos Mexicanos, 4.875%, 1/18/2024	95,000	93,100
Petroleos Mexicanos, 4.25%, 1/15/2025	15,000	14,047
Petroleos Mexicanos, 5.5%, 6/27/2044	12,000	9,920
Petroleos Mexicanos, 5.625%, 1/23/2046	23,000	18,950
Petroleos Mexicanos, 6.75%, 9/21/2047	21,000	19,439
Southern Copper Corp., 5.875%, 4/23/2045	80,000	86,922

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Mexico – continued
United Mexican States, 3.625%, 3/15/2022	$1,164,000	$ 1,165,688
		$ 2,009,688
Netherlands – 0.8%
ING Bank N.V., 5.8%, 9/25/2023 (n)	$769,000	$ 817,579
ING Groep N.V., 3.15%, 3/29/2022	350,000	345,033
		$ 1,162,612
Panama – 0.1%
Republic of Panama, 3.875%, 3/17/2028	$213,000	$ 212,468
Peru – 0.4%
El Fondo Mivivienda S.A., 3.5%, 1/31/2023	$226,000	$ 219,672
Peru LNG, 5.375%, 3/22/2030 (n)	200,000	203,375
Republic of Peru, 8.75%, 11/21/2033	180,000	267,120
		$ 690,167
Romania – 0.1%
Republic of Romania, 4.375%, 8/22/2023 (n)	$36,000	$ 36,455
Republic of Romania, 4.875%, 1/22/2024 (n)	58,000	60,033
		$ 96,488
United Kingdom – 0.7%
BAT Capital Corp., 2.764%, 8/15/2022 (n)	$438,000	$ 424,475
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	266,000	265,458
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	267,000	255,083
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	124,000	129,364
		$ 1,074,380
Uruguay – 0.1%
Oriental Republic of Uruguay, 4.5%, 8/14/2024	$26,762	$ 27,302
Oriental Republic of Uruguay, 4.375%, 10/27/2027	47,300	48,341
		$ 75,643
Total Foreign Bonds		$ 9,216,944
Total Bonds		$151,931,158
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 2.03% (v)	2,888,209	$ 2,888,209

Other Assets, Less Liabilities – 0.5%		821,857
Net Assets – 100.0%		$155,641,224
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,888,209 and $151,931,158, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,177,852, representing 4.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
PLC	Public Limited Company
TBA	To Be Announced
Derivative Contracts at 8/31/18
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	12	$1,360,782	December - 2018	$ 1,552
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	45	$6,489,844	December - 2018	$(16,417)
At August 31, 2018, the fund had liquid securities with an aggregate value of $107,907 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of August 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$47,910,666	$—	$47,910,666
Non-U.S. Sovereign Debt	—	4,271,753	—	4,271,753
Municipal Bonds	—	3,002,712	—	3,002,712
U.S. Corporate Bonds	—	13,380,153	—	13,380,153
Residential Mortgage-Backed Securities	—	74,405,192	—	74,405,192
Commercial Mortgage-Backed Securities	—	945,562	—	945,562
Asset-Backed Securities (including CDOs)	—	2,880,688	—	2,880,688
Foreign Bonds	—	5,134,432	—	5,134,432
Mutual Funds	2,888,209	—	—	2,888,209
Total	$2,888,209	$151,931,158	$—	$154,819,367
Other Financial Instruments
Futures Contracts - Assets	$1,552	$—	$—	$1,552
Futures Contracts - Liabilities	(16,417)	—	—	(16,417)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	913,153	25,050,664	(23,075,608)	2,888,209
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(43)	$341	$—	$31,236	$2,888,209

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: October 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: October 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2018

*	Print name and title of each signing officer under his or her signature.